Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue
	Six months ended June 30, 2022 (unaudited)			Six months ended June 30, 2021 (unaudited)
	Third Parties	Related Parties	Total	Third Parties	Related Parties	Total
Design	727,670	-	727,670	1,053,706	-	1,053,706
Development	20,119	-	20,119	103,457	-	103,457
Digital Advertising	1,802,124	-	1,802,124	2,360,265	-	2,360,265
Platform License	268,375	-	268,375	30,372	-	30,372
Total	$2,818,288	$-	$2,818,288	$3,547,800	$-	$3,547,800

	Year ended December 31, 2021			Year ended December 31, 2020
	Third Parties	Related Parties	Total	Third Parties	Related Parties	Total
Data Sciences	$-	$-	$-	$596,446	$-	$596,446
Design	2,027,152	-	2,027,152	2,390,676	-	2,390,676
Development	225,049	-	225,049	330,404	-	330,404
Digital Advertising	4,525,688	-	4,525,688	6,085,038	3,640	6,088,678
The Platform	90,372	-	90,372	-	-	-
Total	$6,868,261	$-	$6,868,261	$9,402,564	$3,640	$9,406,204